Financial Risk Management - Disclosure of Outstanding Derivatives (Detail) - SEK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Currency Derivatives [member] | Liabilities [member]
Outstanding Derivatives [Line Items]
Outstanding derivatives gross amount recognized	kr (2,778)	kr (707)
Outstanding derivatives offset	165	36
Outstanding derivatives net amount presented	(2,613)	(671)
Outstanding derivatives related amounts not offset – Collaterals	2,382	467
Net Outstanding derivatives	(231)	(204)
Currency Derivatives [member] | Assets [member]
Outstanding Derivatives [Line Items]
Outstanding derivatives gross amount recognized	1,275	294
Outstanding derivatives offset	(165)	(36)
Outstanding derivatives net amount presented	1,110	258
Outstanding derivatives related amounts not offset – Collaterals	(277)	0
Net Outstanding derivatives	833	258
Interest Rate Derivatives [member] | Liabilities [member]
Outstanding Derivatives [Line Items]
Outstanding derivatives gross amount recognized	(8)	(111)
Outstanding derivatives offset	0	20
Outstanding derivatives net amount presented	(8)	(91)
Outstanding derivatives related amounts not offset – Collaterals	0	0
Net Outstanding derivatives	(8)	(91)
Interest Rate Derivatives [member] | Assets [member]
Outstanding Derivatives [Line Items]
Outstanding derivatives gross amount recognized	11	79
Outstanding derivatives offset	0	(20)
Outstanding derivatives net amount presented	11	59
Outstanding derivatives related amounts not offset – Collaterals	0	0
Net Outstanding derivatives	kr 11	kr 59